Equity Method Investment Summarized Financial Information, Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012
Related Party Transactions [Abstract]
Assets (primarily comprised of hotel real estate managed by us)	$ 1,832	$ 1,486
Liabilities	$ 1,482	$ 1,245